Basis of presentation and significant accounting policies - Concentration of credit risk (Details)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Accounts receivable | Credit concentration | Customer one
Concentration of credit risk
Concentration of risk (as a percent)	30.00%	32.00%	33.00%
Accounts receivable | Credit concentration | Customer two
Concentration of credit risk
Concentration of risk (as a percent)	22.00%	21.00%	20.00%
Accounts receivable | Credit concentration | Customer three
Concentration of credit risk
Concentration of risk (as a percent)	7.00%	9.00%	11.00%
Accounts receivable | Credit concentration | Customer four
Concentration of credit risk
Concentration of risk (as a percent)	4.00%	4.00%	6.00%
Accounts receivable | Credit concentration | Customer five
Concentration of credit risk
Concentration of risk (as a percent)	3.00%	3.00%	6.00%
Revenues. | Customers | Customer one
Concentration of credit risk
Concentration of risk (as a percent)	30.00%	36.00%	32.00%
Revenues. | Customers | Customer two
Concentration of credit risk
Concentration of risk (as a percent)	22.00%	20.00%	19.00%
Revenues. | Customers | Customer three
Concentration of credit risk
Concentration of risk (as a percent)	7.00%	8.00%	9.00%
Revenues. | Customers | Customer four
Concentration of credit risk
Concentration of risk (as a percent)	3.00%	4.00%	7.00%
Revenues. | Customers | Customer five
Concentration of credit risk
Concentration of risk (as a percent)	3.00%	4.00%	4.00%